Note Related party transactions (Proportionate share of income (loss) from PR Asset Portfolio 2013-1 International, LLC minority interest) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Income Loss From Equity Method Investments	$ 34,083	$ 31,288	$ 24,373
PR Asset Portfolio 2013-1 International, LLC
Related Party Transaction [Line Items]
Income Loss From Equity Method Investments	$ (2,444)	$ (2,057)	$ (6,280)